Summary of Significant Accounting Policies (Details)			6 Months Ended
		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss expense for accounts receivable
Credit loss expense for prepayments
Depreciation			782	807
Deferred IPO cost		$ 287,835	1,042,023
Deferred dry dock cost, net		959,924	822,550
Amortization of deferred dry-docking cost			137,375	$ 122,829
Contract liabilities
Percentage of likely examination			50.00%
Weighted average shares outstanding - basic (in Shares) | shares	[1]		25,000,001	24,499,999
Weighted average shares outstanding - dilutive (in Shares) | shares	[1]		25,000,001	24,499,999
Number of operating segments (in segment) | segment			1
Aggregate amount of cash		$ 3,751,921	$ 4,905,206
Uninsured cash balance			$ 4,761,823
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			70.00%	42.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.00%	13.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of cash		$ 3,411,646	$ 4,715,100
Deposit insurance			$ 73,000		$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment			30 days
Property, plant and equipment, useful life			10 years		10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment			180 days
Property, plant and equipment, useful life			25 years		25 years

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.